Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Definite and Indefinite-lived Intangible Assets [LIne Items]
Gross Asset, Subtotal- definite-lived intagibles	$ 33,737	$ 34,499
Accumulated Amortization, Subtotal- definite-lived intangibles	(32,866)	(32,772)
Net Book Value, Subtotal - definite-lived intangibles	871	1,727
Intangible assets, Gross Asset	87,977	88,799
Intangible assets, Net Book Value	55,111	56,027
VITAS Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Intangible assets, Gross Asset	51,300	51,300
Intangible assets, Net Book Value	51,300	51,300
Rapid Rooter Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Intangible assets, Gross Asset	150	150
Intangible assets, Net Book Value	150	150
Operating Licenses [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Intangible assets, Gross Asset	2,790	2,850
Intangible assets, Net Book Value	2,790	2,850
Referral Networks [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Gross Asset, Subtotal- definite-lived intagibles	21,729	22,599
Accumulated Amortization, Subtotal- definite-lived intangibles	(21,473)	(21,626)
Net Book Value, Subtotal - definite-lived intangibles	256	973
Covenants Not To Compete [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Gross Asset, Subtotal- definite-lived intagibles	9,533	9,575
Accumulated Amortization, Subtotal- definite-lived intangibles	(9,220)	(9,209)
Net Book Value, Subtotal - definite-lived intangibles	313	366
Customer Lists [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Gross Asset, Subtotal- definite-lived intagibles	1,215	1,219
Accumulated Amortization, Subtotal- definite-lived intangibles	(1,215)	(1,194)
Net Book Value, Subtotal - definite-lived intangibles		25
Reacquired Franchise Rights [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Gross Asset, Subtotal- definite-lived intagibles	1,260	1,106
Accumulated Amortization, Subtotal- definite-lived intangibles	(958)	(743)
Net Book Value, Subtotal - definite-lived intangibles	$ 302	$ 363